Note 9 - Other Liabilities (Details Textual)	12 Months Ended
	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Fixed Payment Arrangements	$ 8,337,000		$ 10,420,000
Employee Retention Credit	3,759,000		$ 0
Other Noncurrent Liabilities [Member]
Employee Retention Credit	$ 3,800,000	$ 3,800,000
Tris Karbinal Agreement [Member]
Supply and Distribution Commitment, Period (Year)	20 years
Supply and Distribution Commitment, Royalty, Percentage of Net Sales	23.50%
Supply and Distribution Agreement, Minimum Sales Per Year	70,000
Supply and Distribution Agreement, Royalty Make Whole Payment Under Annual Minimum Sales Commitment, Per Unit	$ 30
Supply and Distribution Agreement, Maximum Yearly Make-whole Payment	2,100,000
Supply and Distribution Agreement, Maximum Milestone Obligations	3,000,000
Supply and Distribution Agreement, First Milestone, Minimum Net Revenues	40,000,000
Tris Karbinal Agreement [Member] | Other Current Liabilities [Member]
Settlement Liabilities, Current	6,200,000
Fixed Payment Arrangements	1,900,000
Tris Karbinal Agreement [Member] | Other Noncurrent Liabilities [Member]
Fixed Payment Arrangements	$ 200,000